Equity - Schedule of Earnings Per Share (Details) - BRL (R$) R$ / shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Earnings Per Share [Abstract]
Profit attributable to the Company’s shareholders	R$ 1,091,487	R$ 217,574	R$ 34,523
Weighted average quantity of shares	200	200	200
Earnings per share – basic	R$ 5,457	R$ 1,088	R$ 172,615
Earnings per share – diluted	R$ 5,457	R$ 1,088	R$ 172,615